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                                April 10, 1998



VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Loomis Sayles Funds
          (File Nos. 811-6241 and 33-39133)

Ladies and Gentlemen:

     On behalf of Loomis Sayles Funds, the undersigned hereby certifies, pursuant to Rule 497(j), under the Securities Act of 1933, that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from those included in Post-Effective Amendment No. 15 to the Loomis Sayles Funds Registration Statement, as filed electronically with the Securities and Exchange Commission on April 6, 1998.



                              Sincerely,

                              /s/ Sheila M. Barry
                              Sheila M. Barry
                              Secretary and Compliance Officer

Enclosures

cc:  Jeanine P. Liddell
     Richard F. Froio